CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Schedule of Condensed Balance Sheets) (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Current assets:
Cash and cash equivalents		¥ 529,124	$ 81,325	¥ 673,102	$ 103,454	¥ 400,657	¥ 485,556
Time deposits		0	0	804,692
Other current assets		12,611	1,938	0
Amounts due from intergroup companies	[1]	9,322	1,432	0
Total current assets		737,022	113,276	1,707,032
Non-current assets:
Property and equipment, net		106,991	16,444	53,935
Total non-current assets		1,017,537	156,393	369,860
TOTAL ASSETS		1,754,559	269,669	2,076,892
Current liabilities:
Accrued payroll and welfare payable		16,683	2,564	16,270
Accrued expenses and other liabilities		152,337	23,414	184,155
Total current liabilities		175,937	27,041	209,475
TOTAL LIABILITIES		223,197	34,304	268,849
Shareholders’ equity:
Additional paid-in capital		2,295,111	352,753	2,198,385
Treasury shares		(143,780)	(22,099)	(123,258)
Accumulated other comprehensive income		116,051	17,837	172,589
Total 500.com Limited shareholders’ equity		1,409,774	216,678	1,709,531
TOTAL LIABILITIES, NONCONTROLLING INTERESTS AND SHAREHOLDERS’ EQUITY		1,754,559	269,669	2,076,892
Class A Ordinary shares [Member]
Shareholders’ equity:
Ordinary shares, value		115	17	115
Class B Ordinary shares [Member]
Shareholders’ equity:
Ordinary shares, value		28	4	28
Parent Company [Member]
Current assets:
Cash and cash equivalents		1,304	200	341,671	$ 52,514	¥ 20,594	¥ 93,748
Time deposits		0	0	700,637
Other current assets		20,257	3,113	23,728
Amounts due from intergroup companies		400,659	61,580	194,117
Total current assets		422,220	64,893	1,260,153
Non-current assets:
Investment in subsidiaries and VIEs		1,060,273	162,961	566,267
Property and equipment, net		241	37	343
Total non-current assets		1,060,514	162,998	566,610
TOTAL ASSETS		1,482,734	227,891	1,826,763
Current liabilities:
Accrued payroll and welfare payable		544	84	43
Accrued expenses and other liabilities		68,015	10,453	112,548
Amounts due to intergroup companies		4,401	676	4,641
Total current liabilities		72,960	11,213	117,232
TOTAL LIABILITIES		72,960	11,213	117,232
Shareholders’ equity:
Additional paid-in capital		2,295,111	352,753	2,198,385
Treasury shares		(143,780)	(22,099)	(123,258)
Accumulated other comprehensive income		116,051	17,837	172,589
Accumulated deficit and statutory reserve		(857,751)	(131,834)	(538,328)
Total 500.com Limited shareholders’ equity		1,409,774	216,678	1,709,531
TOTAL LIABILITIES, NONCONTROLLING INTERESTS AND SHAREHOLDERS’ EQUITY		1,482,734	227,891	1,826,763
Parent Company [Member] | Class A Ordinary shares [Member]
Shareholders’ equity:
Ordinary shares, value		115	17	115
Parent Company [Member] | Class B Ordinary shares [Member]
Shareholders’ equity:
Ordinary shares, value		¥ 28	$ 4	¥ 28

[1]	Receivables for disposal of long-term investment represent the receivables from the disposal of Caiyu and Xibianyuan as of December 31, 2017. In March 2018, the amount related to the disposal of Xibianyuan has been fully collected.